Benefits offered to team members	12 Months Ended
Dec. 31, 2018
Benefits Offered To Team Members
Benefits offered to team members

24.1         Short-term benefits

	2018	2017	2016

Health care	162,338	140,553	139,412
Private pension	84,525	67,008	61,593
Transport	64,714	58,825	55,223
Feeding	33,537	30,916	28,874
Training	27,463	18,285	20,589
Other	18,271	16,173	13,237
	390,848	331,760	318,928

(a)             Long-term incentive plan (“ILP Plan”)

On March 21, 2018, the Extraordinary Shareholders' Meeting approved the ILP Plan, which aims to align the interests of its participants with those of the Company’s shareholders and to encourage participants’ retention at the Company by offering eligible participants an opportunity to receive restricted shares in the Company by voluntarily investing own funds and holding such shares through the end of the three-year vesting period.

On March 28, 2018, the Board of Directors approved the “ILP Plan 2018,” in accordance with the terms and conditions of the ILP Plan, which includes the list of eligible persons, the deadline for acquiring own shares by participants and the number of restricted shares to be delivered to participants as matching contribution for each own share acquired. The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2018, after the vesting period and subject to compliance with all necessary requirements, is 727,688 shares. The program’s grant date is April 6, 2018. The shares to be delivered by the Company to participants of the ILP Program 2018 are those currently held in treasury or acquired through repurchase programs, and in the event said shares cannot be delivered, the Company will pay participants in cash the amount corresponding to the shares, based on the quote on the stock exchange on the second business day immediately prior to the respective payment date.

The fair value of the Company’s matching contribution is the market price of the equity instruments quoted on the grant date. For eligible persons of the Company, the fair value is based on the quoted price of the class “A” preferred shares (R$46.62). For eligible persons of subsidiaries abroad, the fair value is based on the quoted price of the American Depository Receipts - ADR (US$27.56).

The fair value, net of taxes, recorded on equity at December 31, 2018, is R$6,406.

24.2         Post-employment benefits

24.2.1     Retirement plans - defined benefit plans and health plants

For each of the below plans, based on the experts actuarial report, the Company measures its future obligations. The assumptions adopted are in full compliance with IAS 19.

(a)             Braskem America

The subsidiary Braskem America is the sponsor of Novamont, which is a defined benefit plan of the employees of the plant located in the State of West Virginia. At December 31, 2018, the plan has 38 active participants and 172 assisted participants (39 active participants and 166 assisted participants in 2017). The contributions by Braskem America in the year amount to R$20,544 (R$4,069 in 2017). The participants made no contributions in 2018 and 2017.

(b)             Braskem Alemanha and Braskem Holanda

The subsidiaries Braskem Alemanha and Braskem Holanda are the sponsor of the defined benefit plans of its employees. At December 31, 2018, the plan has 158 participants (139 in 2017) and no contributions were made by Braskem Alemanha and Braskem Holanda in 2018 and 2017. The participants made no contributions in 2018 and 2017.

(c)             Braskem Idesa Servicios

Braskem Idesa employees are granted a government retirement benefit plan when they retire or reach retirement age. On December 31, 2018, all 812 employees of Braskem Idesa were active participants in this government retirement plan. On May 2018, Braskem Idesa implemented a private pension plan (defined benefit obligation); by the end of that year we had the participation of 339 employees out of 812.

(d)             Health plan

According to Brazilian laws, the type of health plan offered by the Company, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (company’s part + participant’s part).

(i)              Amounts in balance sheet

	Consolidated
	2018	2017
Defined benefit
Novamont Braskem America	68,904	62,963
Braskem Alemanha and Netherlands	114,705	93,994
	183,609	156,957
Health care
Bradesco saúde	90,679	83,233

Total obligations	274,288	240,190

Fair value of plan assets
Novamont Braskem America	(66,073)	(44,823)
Braskem Alemanha	(1,842)	(1,592)
	(67,915)	(46,415)

Consolidated net balance (non-current liabilities)	206,373	193,775

(ii)             Change in obligations

	2018	2017	2016

Balance at beginning of year	240,190	201,516	216,632
Health care	7,446	11,334	2,203
Current service cost	5,842	5,058	4,576
Interest cost	4,906	4,139	3,983
Benefits paid	(3,845)	(3,399)	(3,156)
Change plan	1,391
Actuarial losses (gain)	(3,713)	9,661	3,590
Exchange variation	22,071	11,881	(26,312)
Balance at the end of the year	274,288	240,190	201,516

(iii)           Change in fair value plan assets

	2018	2017	2016

Balance at beginning of year	46,415	39,380	46,395
Actual return on plan assets	(3,200)	5,115	221
Employer contributions	20,544	4,069	3,569
Benefits paid	(3,712)	(2,915)	(3,087)
Exchange variation	7,868	766	(7,718)
Balance at the end of the year	67,915	46,415	39,380

(iv)           Amounts recognized in profit and loss

	2018	2017	2016

Health care	7,446	11,334	2,203
Current service cost	5,842	5,058	4,576
Interest cost	4,906	4,139	3,983
Expected return on plan assets		(28)	(31)
Actuarial losses	2,077	6,069	2,472
	20,271	26,572	13,203

(v)             Actuarial assumptions

	(%)
	2018				2017				2016
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	5.03	4.45	2.00	2.00	5.45	3.70	2.00	2.00	4.18	4.35	2.00	n/a
Inflation rate	4.50	n/a	2.00	2.00	4.50	n/a	n/a	n/a	6.00	n/a	2.00	n/a
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	3.00	3.00	n/a	n/a	2.50	2.50	n/a	n/a	3.00	n/a
Rate of increase in future pension plan	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75	n/a	n/a	1.75	n/a
Aging factor	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	19.66	n/a	n/a	n/a	18.84	n/a	n/a	n/a	29.24	n/a	n/a	n/a

(vi)           Hierarchy of fair value assets

On December 31, 2018, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(vii)          Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change				Premise increase				Premise reduction
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands
Discount rate	1.0%	1.0%	0.5%	0.5%	10,428	7,261	10,802	563	(12,868)	(8,802)	(11,971)	(626)
Real medical inflation	n/a	n/a	n/a	n/a	15,698	n/a	n/a	n/a	(12,454)	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	1%	1%	n/a	n/a	6,256	336	n/a	n/a	(5,934)	(318)
Rate of increase in future pension plan	1%	n/a	0%	0%	n/a	n/a	3,087	166	n/a	n/a	(3,006)	(161)
Life expectancy	1%	n/a	1 year	1 year	n/a	n/a	2,848	144	n/a	n/a	(2,973)	(150)
Mortality rate	n/a	10%	n/a	n/a	n/a	1,984	n/a	n/a	n/a	(2,164)	n/a	n/a

	Health insurance - Impact on cost of services and interests costs
		Premise change		Premise increase		Premise reduction
	Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
	services	costs	services	costs	services	costs
Discount rate	1.0%	1.0%	381	198	(488)	(193)
Real medical inflation	1.0%	1.0%	344	1,532	(288)	(1,215)
Rate of increase in future pension plan	1.0%	1.0%	66	216	(67)	(221)

24.2.2     Retirement plan - defined contribution

The Company and the subsidiaries in Brazil sponsor a defined contribution plan for its team members  managed by ODEPREV, a private pension plan entity. ODEPREV offers its participants, which are employees of the sponsoring companies, an optional defined contribution plan in which monthly and additional participant contributions and monthly and annual sponsor contributions are made to individual pension savings accounts. For this plan, the sponsors pay contributions to private pension plan on contractual or voluntary bases. As soon as the contributions are paid, the sponsors do not have any further obligations related to additional payments.

At December 31, 2018, the number of active participants in ODEPREV totals 5,725 (5,280 in 2017) and the contributions made by the sponsors in the year amount to R$50,610 (R$38,332 in 2017) and the contributions made by the participants amounted to R$69,058 (R$60,038 in 2017).